Derivative Instruments and Hedging Activities	6 Months Ended
Jun. 30, 2013
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities

14. Derivative Instruments and Hedging Activities

The Company uses derivatives to manage certain risks in accordance with its overall risk management policies.

Foreign Exchange Risk

The Company economically hedges portions of its forecasted expenditures denominated in foreign currencies with foreign currency forward contracts. Certain of these foreign currency forward contracts are designated, for accounting purposes, as cash flow hedges of forecasted foreign currency expenditures.

As at June 30, 2013, the Company was committed to the following foreign currency forward contracts:

	Contract Amount in Foreign Currency (millions)	Average Forward Rate (1)	Fair Value / Carrying Amount of Asset (Liability)		Expected Maturity
			Hedge	Non-hedge	2013	2014
			$	$	$	$
			(in millions of U.S. Dollars)		(in millions of U.S. Dollars)
Norwegian Kroner	1,039.4	5.97	—	(4.3)	106.1	68.1
Euro	2.0	0.75	—	(0.1)	2.7	—
Canadian Dollar	10.5	1.03	(0.1)	(0.1)	10.2	—
British Pound	1.8	0.63	(0.1)	—	2.9	—

			(0.2)	(4.5)	121.9	68.1

(1)	Average contractual exchange rate represents the contracted amount of foreign currency one U.S. Dollar will buy.

The Company enters into cross currency swaps, and pursuant to these swaps the Company receives the principal amount in NOK on the maturity date of the swap, in exchange for payment of a fixed U.S. Dollar amount. In addition, the cross currency swaps exchange a receipt of floating interest in NOK based on NIBOR plus a margin for a payment of U.S. Dollar fixed interest or U.S. Dollar floating interest based on LIBOR plus a margin. The purpose of the cross currency swaps is to economically hedge the foreign currency exposure on the payment of interest and principal at maturity of the Company’s NOK-denominated bonds due in 2013 through 2018. In addition, the cross currency swaps due in 2018 economically hedge the interest rate exposure on the NOK-denominated bonds due in 2018. The Company has not designated, for accounting purposes, these cross currency swaps as cash flow hedges of its NOK-denominated bonds due in 2013 through 2018. As at June 30, 2013, the Company was committed to the following cross currency swaps:

	Notional		Floating Rate Receivable		Floating Rate Payable				Fair Value / Carrying Amount	Remaining
Notional Amount NOK	Amount USD		Reference Rate	Margin	Reference Rate		Margin	Fixed Rate Payable	of Asset / (Liability)	Term (years)
211,500	34,721	(1)	NIBOR	4.75%	LIBOR	(2)	5.04%		120	0.4
700,000	122,800		NIBOR	4.75%				5.52%	(7,734)	2.3
500,000	89,710		NIBOR	4.00%				4.80%	(7,328)	2.6
600,000	101,351		NIBOR	5.75%				7.49%	(4,716)	3.6
700,000	125,000		NIBOR	5.25%				6.88%	(11,677)	3.8
800,000	143,536		NIBOR	4.75%				5.93%	(9,628)	4.6

									(40,963)

(1)	Teekay Offshore partially terminated the cross currency swap in connection with its repurchase in January 2013 of NOK 388.5 million of Teekay Offshore’s original NOK 600 million bond issue (see note 7).
(2)	LIBOR subsequently fixed at 1.1%, subject to a LIBOR rate receivable cap of 3.5% (see next section).

Interest Rate Risk

The Company enters into interest rate swap agreements that exchange a receipt of floating interest for a payment of fixed interest to reduce the Company’s exposure to interest rate variability on its outstanding floating-rate debt. In addition, the Company holds interest rate swaps that exchange a payment of floating rate interest for a receipt of fixed interest in order to reduce the Company’s exposure to the variability of interest income on its restricted cash deposits. As at June 30, 2013, the Company has not designated any of its interest rate swap agreements as cash flow hedges for accounting purposes.

As at June 30, 2013, the Company was committed to the following interest rate swap agreements related to its LIBOR-based debt, restricted cash deposits and EURIBOR-based debt, whereby certain of the Company’s floating-rate debt and restricted cash deposits were swapped with fixed-rate obligations or fixed-rate deposits:

			Fair Value / Carrying Amount of Asset / (Liability)
				Weighted- Average Remaining Term
					Fixed Interest Rate
	Interest Rate Index	Principal Amount
		$	$	(years)	(%) (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	408,143	(79,307)	23.6	4.9
U.S. Dollar-denominated interest rate swaps (3)	LIBOR	2,923,688	(391,903)	7.0	4.2
U.S. Dollar-denominated interest rate swaps (4)	LIBOR	713,672	8,661	3.2	1.4
U.S. Dollar-denominated interest rate swaps (5)	LIBOR	98,500	(415)	0.4	1.1
LIBOR-Based Restricted Cash Deposit:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	469,018	108,605	23.6	4.8
EURIBOR-Based Debt:
Euro-denominated interest rate swaps (6) (7)	EURIBOR	329,480	(31,387)	7.5	3.1

			(385,746)

(1)	Excludes the margins the Company pays on its variable-rate debt, which, as of June 30, 2013, ranged from 0.3% to 4.5%.
(2)	Principal amount reduces quarterly.
(3)	Principal amount of $200 million is fixed at 2.14%, unless LIBOR exceeds 6%, in which case the Company pays a floating rate of interest.
(4)	Inception date of swaps are 2013 ($413.7 million) and 2014 ($300.0 million).
(5)	The floating LIBOR rate receivable is capped at 3.5%, which effectively results in a fixed rate of 1.12% unless LIBOR exceeds 3.5%, in which case the Company’s related interest rate effectively floats at LIBOR reduced by 2.38%.
(6)	Principal amount reduces monthly to 70.1 million Euros ($91.2 million) by the maturity dates of the swap agreements.
(7)	Principal amount is the U.S. Dollar equivalent of 253.3 million Euros.

Tabular Disclosure

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s consolidated balance sheets.

	Current			Current
	Portion of			Portion of
	Derivative	Derivative	Accrued	Derivative	Derivative
	Assets	Assets	Liabilities	Liabilities	Liabilities
As at June 30, 2013
Derivatives designated as a cash flow hedge:
Foreign currency contracts	—	—	—	(142)	—
Derivatives not designated as a cash flow hedge:
Foreign currency contracts	161	1	—	(4,238)	(453)
Interest rate swap agreements	22,336	96,582	(22,033)	(175,596)	(307,035)
Cross currency swap agreements	909	—	222	(748)	(41,346)

	23,406	96,583	(21,811)	(180,724)	(348,834)

As at December 31, 2012
Derivatives designated as a cash flow hedge:
Foreign currency contracts	441	—	—	(1)	—
Derivatives not designated as a cash flow hedge:
Foreign currency contracts	2,506	—	—	(60)	—
Interest rate swap agreements	16,927	144,247	(22,312)	(115,774)	(525,225)
Cross currency swap agreements	11,795	4,334	719	—	(2,962)

	31,669	148,581	(21,593)	(115,835)	(528,187)

As at June 30, 2013, the Company had multiple interest rate swaps and cross currency swaps with the same counterparty that are subject to the same master agreement. Each of these master agreements provides for the net settlement of all swaps subject to that master agreement through a single payment in the event of default or termination of any one swap. The fair value of these interest rate swaps are presented on a gross basis in the Company’s consolidated balance sheets. As at June 30, 2013, these interest rate swaps and cross currency swaps had an aggregate fair value asset amount of $111.5 million and an aggregate fair value liability amount of $395.1 million.

Realized and unrealized (losses) gains from derivative instruments that are not designated for accounting purposes as cash flow hedges are recognized in earnings and reported in realized and unrealized gain (loss) on non-designated derivatives in the consolidated statements of income (loss). The effect of the gain (loss) on derivatives not designated as hedging instruments in the consolidated statements of income (loss) are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
	$	$	$	$
Realized (losses) gains relating to:
Interest rate swap agreements	(30,899)	(29,669)	(61,251)	(60,085)
Interest rate swap agreement terminations	(4,187)	—	(4,187)	—
Foreign currency forward contracts	(1,873)	147	(1,452)	1,384
Foinaven embedded derivative	—	—	—	11,452

	(36,959)	(29,522)	(66,890)	(47,249)

Unrealized gains (losses) relating to:
Interest rate swap agreements	96,911	(58,425)	116,115	(41,290)
Foreign currency forward contracts	(3,917)	(6,651)	(6,979)	2,141
Foinaven embedded derivative	—	—	—	(3,385)

	92,994	(65,076)	109,136	(42,534)

Total realized and unrealized gains (losses) on derivative instruments	56,035	(94,598)	42,246	(89,783)

Realized and unrealized gains of the cross currency swaps are recognized in earnings and reported in foreign currency exchange gain (loss) in the consolidated statements of income (loss). The effect of the gain (loss) on cross currency swaps on the consolidated statements of income (loss) is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
	$	$	$	$
Realized gain on partial termination of cross currency swap	—	—	6,800	—
Realized gains	503	744	1,565	1,738
Unrealized losses	(16,399)	(21,046)	(54,353)	(13,167)

Total realized and unrealized losses on cross currency swaps	(15,896)	(20,302)	(45,988)	(11,429)

As at June 30, 2013, the Company’s accumulated other comprehensive loss included $0.2 million of unrealized losses on foreign currency forward contracts designated as cash flow hedges. As at June 30, 2013, the Company estimated, based on then current foreign exchange rates, that it would reclassify approximately $0.2 million of net losses on foreign currency forward contracts from accumulated other comprehensive loss to earnings during the next 12 months.

The Company is exposed to credit loss to the extent the fair value represents an asset in the event of non-performance by the counterparties to the foreign currency forward contracts, and cross currency and interest rate swap agreements; however, the Company does not anticipate non-performance by any of the counterparties. In order to minimize counterparty risk, the Company only enters into derivative transactions with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time of the transaction. In addition, to the extent possible and practical, interest rate swaps are entered into with different counterparties to reduce concentration risk.